Impairment, Restructuring Charges and Other Related Closure Costs - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended					9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Carrollton [Member]	Dec. 31, 2012 Other Restructuring Initiatives [Member] Long Lived Assets [Member]	Sep. 30, 2012 Wireless [Member]	Dec. 31, 2012 Wireless [Member]	Dec. 31, 2012 Wireless [Member] St-Ericsson exit [Member]	Dec. 31, 2012 Wireless [Member] Goodwill [Member]	Dec. 31, 2012 Wireless [Member] Contractual customer relationships [Member]	Dec. 31, 2012 Wireless [Member] Capitalized software [Member]	Dec. 31, 2012 Wireless [Member] Acquired technology [Member]	Dec. 31, 2012 Digital restructuring plan [Member] Employees	Dec. 31, 2012 ST-Ericsson April 2012 restructuring plan [Member] Employees	Dec. 31, 2012 ST-Ericsson Cost Savings Plan [Member]	Dec. 31, 2011 ST-Ericsson Cost Savings Plan [Member] Employees	Dec. 31, 2012 ST-Ericsson Restructuring Plan [Member]	Dec. 31, 2011 ST-Ericsson Restructuring Plan [Member]	Dec. 31, 2010 ST-Ericsson Restructuring Plan [Member]	Dec. 31, 2009 ST-Ericsson Restructuring Plan [Member] Employees	Dec. 31, 2012 Manufacturing Restructuring Plan [Member]	Dec. 31, 2011 Manufacturing Restructuring Plan [Member]	Dec. 31, 2010 Manufacturing Restructuring Plan [Member]	Dec. 31, 2012 Other Restructuring Initiatives [Member]	Dec. 31, 2011 Other Restructuring Initiatives [Member]	Dec. 31, 2010 Other Restructuring Initiatives [Member]	Dec. 31, 2012 St-Ericsson April 2012 restructuring plan [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charges	$ 1,268	$ 4	$ 11	$ 21	$ 2	$ 690	$ 1,234	$ 544	$ 922	$ 261	$ 45	$ 6									$ 21	$ 3	$ 1				$ 2
Impairment charges on intangibles	4												7
Annual Saving under Restructuring Plan													150			120
Expected Reduced Employee Headcount													500	1,700		500				1,200
Other restructuring cost	108	71	93										13	64	20	26		6	64			34	26	11	5	3
Termination benefits for employees	84	43	75											60				3	59			13	15		1	1	60
Other related closure costs	24	28	18											4				3	5		2	21	11	8	4	2	4
Expected payment	75	42
Pre-tax charges incurred													13		46		171				313						64
Expected to result in pre-tax charges, maximum													30		150		155				300
Expected to result in pre-tax charges, minimum													25		130		135				270
Total amounts paid for restructuring and related closure costs	$ 73